Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,652,000.00
Previously Paid Amount	0.00
Total Fee Amount	780.54
Total Offset Amount	0.00
Net Fee	780.54
Narrative - Max Aggregate Offering Price	$ 5,652,000.00
Final Prospectus	true